GENERAL	12 Months Ended
Dec. 31, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-     GENERAL

a.	General:

Caesarstone Sdot-Yam Ltd., incorporated under the laws of the State of Israel, was founded in 1987. The company and its subsidiaries (collectively, the "Company" or "Caesarstone") manufacture high quality engineered quartz surfaces sold under the Company's premium Caesarstone brand. The Company's products consist of engineered quartz slabs that are currently sold in over 50 countries through a combination of direct sales in certain markets and indirectly through a network of independent distributors in other markets. The Company's products are primarily used as kitchen countertops in the renovation and remodeling end markets and in the new buildings construction market. Other applications include vanity tops, wall panels, back splashes, floor tiles, stairs and other interior surfaces that are used in a variety of residential and non-residential applications.

The Company has subsidiaries in Australia, Singapore, Canada and the United States which are engaged in the marketing and selling of the Company's products in different geographic areas. In addition, the Company established Caesarstone Technologies USA, Inc. during 2012 which is engaged in the manufacturing of the Company's products in the United States and commenced its operation during 2014.

b.	Acquisition of the business of Prema Asia Marketing PTE Ltd. ("Prema"):

The Company entered into an agreement on October 1, 2011 pursuant to which it acquired the operations for the distribution of Caesarstone's products in Singapore from the Company's former distributor in Singapore. Under the terms of the agreement, the Company paid approximately $500 upon closing, $300 based on a formula that includes the number of slabs sold in Singapore during 2011 out which $150 was paid in 2012 and additional $150 was paid in 2014.

c.	Major suppliers:

In 2015, the Company acquired approximately 71% of its quartz consumption from Turkey, of which approximately 41% was supplied by Mikroman Madencilik San ve TIC.LTD.STI ("Mikroman"), constituting approximately 29% of Compnay's total quartz, and approximately 36% was supplied by Polat Maden Sanayi ve Ticaret A.Ş. (“Polat”), constituting approximately 25% of Company's total quartz. If Mikroman or Polat cease supplying the Company with quartz or if the Company's supply of quartz generally from Turkey is adversely impacted, the Company's other suppliers may be unable to meet the Company's quartz requirements. In that case, the Company would need to locate and qualify alternate suppliers, which could take time, increase costs and require adjustments to the appearance of the Company's products. As a result, the Company may experience a delay in manufacturing, which could materially and adversely impact the Company's results of operations.